Consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash	$ 477	$ 314
Cash equivalents	2	6
Trade and other receivables	4,173	4,474
Inventory	449	389
Contract assets	546	575
Contract costs	902	849
Prepaid expenses	491	379
Other current assets	504	414
Assets held for sale	0	7
Total current assets	7,544	7,407
Non-current assets
Contract assets	241	272
Contract costs	912	959
Property, plant and equipment	32,973	33,541
Intangible assets	17,693	17,234
Deferred tax assets	172	178
Investments in associates and joint ventures	1,509	396
Post-employment benefit assets	4,744	4,310
Other non-current assets	1,934	2,637
Goodwill	13,320	13,231
Total non-current assets	73,498	72,758
Total assets	81,042	80,165
Current liabilities
Trade payables and other liabilities	4,167	4,392
Contract liabilities	837	872
Interest payable	451	435
Dividends payable	427	425
Current tax liabilities	160	567
Debt due within one year	4,254	6,155
Liabilities held for sale	0	10
Total current liabilities	10,296	12,856
Non-current liabilities
Contract liabilities	452	374
Long-term debt	37,522	34,904
Deferred tax liabilities	6,320	6,105
Post-employment benefit obligations	1,115	1,151
Other non-current liabilities	1,159	1,465
Total non-current liabilities	46,568	43,999
Total liabilities	56,864	56,855
Equity attributable to BCE shareholders
Contributed surplus	1,308	1,308
Accumulated other comprehensive (loss) income	(55)	573
Deficit	(2,098)	(3,642)
Total equity attributable to BCE shareholders	23,864	23,020
Non-controlling interest	314	290
Total equity	24,178	23,310
Total liabilities and equity	81,042	80,165
Preferred shares
Equity attributable to BCE shareholders
Stated capital	3,216	3,288
Common shares
Equity attributable to BCE shareholders
Stated capital	$ 21,493	$ 21,493